Share-based Compensation (Tables)	6 Months Ended
Jun. 30, 2021
Hutchmed Share Option Scheme
Share-based Compensation
Schedule of share option activity and related information

			Weighted average
	Number of	Weighted average	remaining	Aggregate
	share	exercise price in	contractual life	intrinsic value
	options	£ per share	(years)	(in £’000)
Outstanding at December 31, 2019	19,432,560	3.27	6.67	18,668
Granted	15,437,080	3.71
Exercised	(480,780)	0.96
Cancelled	(4,486,200)	3.85
Expired	(741,670)	4.62
Outstanding at December 31, 2020	29,160,990	3.40	7.21	35,654
Granted	8,279,900	4.05
Exercised	(400,000)	0.44
Cancelled	(817,800)	4.31
Expired	(42,400)	4.33
Outstanding at June 30, 2021	36,180,690	3.57	7.42	72,650
Vested and exercisable at December 31, 2020	11,529,280	2.73	4.57	21,864
Vested and exercisable at June 30, 2021	15,374,075	3.11	5.25	37,879

Schedule of assumptions used in estimating fair value of share options granted

	Six Months Ended	Year Ended
	June 30, 2021	December 31, 2020
Weighted average grant date fair value of share options (in £ per share)	1.51	1.40
Significant inputs into the valuation model (weighted average):
Exercise price (in £ per share)	4.05	3.71
Share price at effective date of grant (in £ per share)	4.01	3.71
Expected volatility (note (a))	40.8%	42.6%
Risk-free interest rate (note (b))	1.68%	0.59%
Contractual life of share options (in years)	10	10
Expected dividend yield (note (c))	0%	0%

Notes:

(a)	The Company calculated its expected volatility with reference to the historical volatility prior to the issuances of share options.
(b)	The risk-free interest rates reference the U.S. Treasury yield curves because the Company’s ADSs are currently listed on the NASDAQ and denominated in US$.
(c)	The Company has not declared or paid any dividends and does not currently expect to do so in the foreseeable future, and therefore uses an expected dividend yield of zero in the Polynomial model.

Schedule of share option exercises

	Six Months Ended June 30,
	2021	2020

	(in US$’000)
Cash received from share option exercises	242	—
Total intrinsic value of share option exercises	2,012	—

Schedule of share-based compensation expenses

	Six Months Ended June 30,
	2021	2020

	(in US$’000)
Research and development expenses	4,101	1,697
Selling and administrative expenses	3,749	1,237
Cost of revenues	75	72
	7,925	3,006

LTIP
Share-based Compensation
Schedule of granted awards

	Maximum cash
	amount per annum	Covered	Performance target
Grant date	(in US$ millions)	financial years	determination date
April 20, 2020	5.3	2019	note (d)
April 20, 2020	37.4	2020	note (a)
April 20, 2020	1.9	note (b)	note (b)
April 20, 2020	0.2	note (c)	note (c)
August 12, 2020	2.1	2020	note (a)
August 12, 2020	0.3	note (b)	note (b)
March 26, 2021	57.3	2021	note (a)

Notes:

(a)	The annual performance target determination date is the date of the announcement of the Group’s annual results for the covered financial year and vesting occurs two business days after the announcement of the Group’s annual results for the financial year falling two years after the covered financial year to which the LTIP award relates.
(b)	This award does not stipulate performance targets and is subject to a vesting schedule of 25% on each of the first, second, third and fourth anniversaries of the date of grant.
(c)	This award does not stipulate performance targets and will be vested on the first anniversary of the date of grant.
(d)	This award does not stipulate performance targets and vesting occurs two business days after the announcement of the Group’s annual results for the financial year falling two years after the covered financial year to which the LTIP award relates.

Schedule of treasury shares (in the form of ordinary shares or ADS of the Company) held by the Trustee

	Number of	Cost
	treasury shares	(in US$’000)
As at December 31, 2019	941,310	6,079
Purchased	3,281,920	12,904
Vested	(712,555)	(4,828)
As at December 31, 2020	3,510,675	14,155
Purchased	4,821,680	26,758
Vested	(271,595)	(1,416)
As at June 30, 2021	8,060,760	39,497

Schedule of share-based compensation expenses

	Six Months Ended June 30,
	2021	2020

	(in US$’000)
Research and development expenses	6,725	3,145
Selling and administrative expenses	3,542	756
Cost of revenues	165	60
	10,432	3,961
Recorded with a corresponding credit to:
Liability	5,814	2,840
Additional paid-in capital	4,618	1,121
	10,432	3,961